Note 7 - Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Note 7 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense	$ 488	$ 496
Orangeburg Facility [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Area of Real Estate Property	20,500
Natick Facility [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Area of Real Estate Property	9,835